RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 20- RELATED PARTY TRANSACTIONS

The transactions we have with related parties are compensation arrangements for both current compensation, share based compensation and compensation under options for our officers and directors. We also paid service fees to two corporations controlled by two of our officers.

Executive officers and directors participate in the Corporation’s stock option plan. Executive officers are covered under the Corporation’s health plan.

 Key management personnel compensation is comprised of:

In Thousands of US Dollars
Description	2022	2021	2020
Salary and Compensation	$660	$750	$-
Short-term employee benefits	14	14	2
Stock-based compensation	412	2,227	1,404
Total	$1,086	$2,991	$1,406

Total honorariums earned by the independent directors of the Corporation for participation in Board and Committee meetings were $0, $0 and $26,000 for the years ended December 31, 2022, 2021 and 2020, respectively.

On June 28, 2022, the company accepted the resignation of the CFO. The former Chief Financial Officer received no compensation as an individual and received no deferred or incentive compensation.  We did make payments based on contract for services rendered to a corporation controlled by him. Amounts paid under this arrangement were $40,000, $580,000 and $535,000 for the years ended December 31, 2022, 2021 and 2020, respectively.

On May 11, 2022, the company issued 235,346 shares to James G. Robinson in consideration for his long and outstanding service to the company.  The total value of the compensation shares is $324,777.

Our Corporate Legal Counsel and COO receives no salary compensation as an individual and receives no deferred or incentive compensation. We make payments in the form of contract for professional services rendered to a corporation controlled by him. Amounts paid under this arrangement were $496,450, $435,289 and $324,767 for the years ended December 31, 2022, 2021 and 2020, respectively.

One of directors, James G. Robinson, purchased 1,151,515 shares of common stock at a purchase price of $1.65 per share for a total value of 1.9M in the company’s financing in March, 2022. Concurrently with the closing of the Offering, he received warrants to purchase up to an aggregate of 1,151,515 shares of common stock, at an initial exercise price equal to $2.00 per share and will expire on the five-year anniversary of the Effective Date.

The above honorariums payment to directors and professional service fee paid to officers’ related party are part of the company’s G&A expense.